March 10, 2006




VIA EDGAR LINK
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

	Re:	Symetra Variable Account SL (811-04909)


Dear Commissioners:

	On behalf of Symetra Life Insurance Company and the Symetra Variable Account SL, we hereby submit, pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940, that the Account's annual report for the period ending December 31, 2005 has been transmitted to contract owners accordingly.

	We incorporate by reference the following annual report for the underlying funds:

		Filer/Entity:  AIM Variable Insurance Funds
		Registration No.:  811-075452
		CIK No.: 0000896435
		Accession No.:  0000950129-06-002101
		Date of Filing: 03/01/2006

		Filer/Entity: American Century Variable Portfolios Inc. Registration No.: 811-05188
		CIK No.:  0000814680
		Accession No.:  0000814680-06-000021
		Date of Filing:  02/27/2006

		Filer/Entity:  Dreyfus Investment Portfolios
		Registration No.:  811-08673
		CIK No.:  001056707
		Accession No.:  0001056707-06-000004
		Date of Filing:  02/24/2006

		Filer/Entity: Dreyfus Socially Responsible Growth Fund Inc. Registration No.: 811-07044
		CIK No.:  0000890064
		Accession No.:  0000890064-06-000003
		Date of Filing:  02/22/2006

		Filer/Entity:  Dreyfus Stock Index Fund Inc.
		Registration No.:  811-05719
		CIK No.:  0000846800
		Accession No.:  0000846800-06-000002
		Date of Filing:  02/17/2006


		Filer/Entity:  Dreyfus Variable Investment Fund
		Registration No.:  811-05125
		CIK No.:  0000813383
		Accession No.:  0000813383-06-000006
		Date of Filing:  02/22/2006

		Filer/Entity:  DWS Variable Series I
		Registration No.:  811-04257
		CIK No.:  0000764797
		Accession No.:  0000088053-06-000262
		Date of Filing:  03/03/2006

		Filer/Entity:  Federated Insurance Series
		Registration No.:  811-08042
		CIK No.:  0000912577
		Accession No.:  0001318148-06-000282
		Date of Filing:  03/01/2006

		Filer/Entity:  Franklin Templeton Variable Insurance Products
			       Trust
		Registration No.:  811-05583
		CIK No.: 0000837274
		Accession No.:  0000837274-06-000006
		Date of Filing:  03/01/2006

		Filer/Entity:  ING VP Emerging Markets Fund Inc.
		Registration No.:  811-08250
		CIK No.:  0000916764
		Accession No.:  0001145443-06-000552
		Date of Filing:  03/02/2006

		Filer/Entity:  ING VP Natural Resources Trust
		Registration No.:  811-05710
		CIK No.:  0000844070
		Accession No.:  0001145443-06-000537
		Date of Filing:  03/02/2006

		Filer/Entity:  JP Morgan Series Trust II
		Registration No.:  811-08212
		CIK No.:  0000916118
		Accession No.:  0001325358-06-000026
		Date of Filing:  02/22/2006

		Filer/Entity:  Pioneer Variable Contracts Trust
		Registration Statement:  811-08786
		CIK No.:  0000930709
		Accession No.:  0000276776-06-000004
		Date of Filing:  03/01/2006

		Filer/Entity:  PIMCO Variable Insurance Trust
		Registration No.:  811-08399
		CIK No.:  0001047304
		Accession No.:  0001325358-06-000098
		Date of Filing:  03/01/2006

		Filer/Entity:  Scudder Variable Series II
		Registration No.:  811-05002
		CIK No.:  0000810573
		Accession No.:  0000088053-06-000168
		Date of Filing:  02/27/2006

		Filer/Entity:  Variable Insurance Product Fund
		Registration No.:  811-03329
		CIK No.:  0000356494
		Accession No.:  0001141980-06-000052
		Date of Filing:  02/28/2006

		Filer Entity:  Wanger Advisors Trust
		Registration No.:  811-08748
		CIK No.:  0000929521
		Accession No.:  0000021832-06-000046
		Date of Filing:  03/01/2006

If you have any questions regarding this filing, please contact me at (425) 256-8021.

						Sincerely,

						/s/George C. Pagos

						George C. Pagos
						Vice President and General Counsel